Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,064,000
Previously Paid Amount	0.00
Total Fee Amount	1,942.24
Total Offset Amount	0.00
Net Fee	1,942.24
Narrative - Max Aggregate Offering Price	$ 14,064,000
Final Prospectus	true